Note 4 - Investments - Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Guaranteed investment certificate, cost	$ 790	$ 816
Guaranteed investment certificate, unrealized loss	(20)	(18)
Guaranteed investment certificate, market value	$ 770	$ 798